PLAN DESCRIPTION - General and Contributions (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025 USD ($) item Y
PLAN DESCRIPTION
Minimum age for Plan eligibility | Y	18
Maximum percentage of employee contribution	60.00%
Deferral rate	3.00%
Percentage of annual increase to deferral rate	1.00%
Participant's minimum working hours | item	1,000
Discretionary non-elective contributions made | $	$ 0
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Maximum
PLAN DESCRIPTION
Percentage of annual increase to deferral rate	5.00%